Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2015 $	December 31, 2014 $
Advances to equity accounted investments	Other internal metrics	Performing	13,980	14,980

			13,980	14,980

Summarizes Change in Capitalized Dry-Docking Activity

The following table summarizes the change in the Company’s capitalized dry docking costs, from January 1, 2013 to December 31, 2015:

	Year Ended December 31,
	2015 $	2014 $	2013 $
Balance at the beginning of the year	35,509	29,269	18,672
Cost incurred for dry docking	39,617	17,072	19,245
Dry-dock amortization	(12,866)	(10,832)	(8,648)
Vessel sales (note 21)	(114)	—	—

Balance at the end of the year	62,146	35,509	29,269